RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Management fee expenses and management fee payable in respect of the Management Fee, Technical Advisor's Fee and Designated Representative Fee for the years ended and as of December 31, 2013, 2012 and 2011 are as follows:

(in thousands of $)	2013	2012	2011
Management fee expenses	54	51	63
Management fee payable	14	13	52